RESTRICTED CASH (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessel Rate	Dec. 31, 2017 USD ($) vessel Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance	$ 37.9	$ 74.0
Debt instrument, covenant compliance, cash required to be maintained, percentage | Rate	50.00%	100.00%
Number of vessels under capital lease | vessel	3	9
Cash buffer per vessel, covenant compliance	$ 2.0
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash buffer per vessel, covenant compliance		$ 2.0
Cash surplus required for vessel leasing agreements	$ 3.5	$ 8.9